Description of Business, Organization and Significant Concentrations and Risk - VIE Agreements - Additional Information (Details)					12 Months Ended
	Aug. 17, 2020 CNY (¥)	Aug. 12, 2020	Aug. 11, 2020	Mar. 15, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Mar. 19, 2019 CNY (¥)	Dec. 28, 2018 CNY (¥)	Mar. 31, 2018 CNY (¥)
Variable Interest Entity
Assets					¥ 575,621,032	$ 88,217,783	¥ 676,089,833
ATA Intelligent Learning's nominee shareholders, Mr. Xiaofeng Ma, Mr. Haichang Xiong and Mr. Jun Zhang
Variable Interest Entity
Loan amount					¥ 10,000,000			¥ 50,000,000		¥ 10,000,000
Term of loan					10 years
ATA Intelligent Learning's nominee shareholders, Mr. Xiaofeng Ma, Mr. Haichang Xiong and Mr. Jun Zhang | Loan on March 15, 2018
Variable Interest Entity
Loan amount				¥ 1,000,000
ATA Intelligent Learning's nominee shareholders, Mr. Xiaofeng Ma, Mr. Haichang Xiong and Mr. Jun Zhang | Loan on December 28, 2018
Variable Interest Entity
Loan amount									¥ 9,000,000
ATA Intelligent Learning's nominee shareholders, Mr. Xiaofeng Ma, Mr. Haichang Xiong and Mr. Jun Zhang | Loan Agreement On March192019
Variable Interest Entity
Loan amount					¥ 40,000,000
ATA Intelligent Learning
Variable Interest Entity
Registered capital					50,000,000
Assets					75,948,774		¥ 90,059,414
ATA Intelligent Learning | Assets Pledged as collateral
Variable Interest Entity
Assets					¥ 0
ATA Intelligent Learning | ATA Education
Variable Interest Entity
Percentage of equity interest that can be acquired as per exclusive purchase option					100.00%
Term of agreement				30 years
Notice period prior to expiration of agreement					30 days
ATA Intelligent Learning | ATA Education | Exclusive technical consulting and services agreement
Variable Interest Entity
Automatic renewal term of the agreement				10 years
Notice period prior to expiration of agreement				3 months
Mr. Xiaofeng Ma | ATA Intelligent Learning | Minimum
Variable Interest Entity
Legal ownership					40.00%	40.00%	40.00%
Mr. Xiaofeng Ma | ATA Intelligent Learning
Variable Interest Entity
Legal ownership interest (as a percent)					90.00%
Mr. Haichang Xiong | ATA Intelligent Learning's nominee shareholders, Mr. Xiaofeng Ma, Mr. Haichang Xiong and Mr. Jun Zhang
Variable Interest Entity
Repayment of short-term borrowings	¥ 5,000,000
Mr. Haichang Xiong | ATA Intelligent Learning
Variable Interest Entity
Legal ownership interest (as a percent)			10.00%
Mr. Jun Zhang | ATA Intelligent Learning's nominee shareholders, Mr. Xiaofeng Ma, Mr. Haichang Xiong and Mr. Jun Zhang
Variable Interest Entity
Proceeds from Issuance of Debt	¥ 5,000,000
Mr. Jun Zhang | ATA Intelligent Learning
Variable Interest Entity
Legal ownership interest (as a percent)		10.00%